Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following information depicts the relationship between “compensation actually paid” to our principal executive officers (“PEOs”) and, as an average, to our other NEOs (“Non-PEO NEOs”), and certain financial performance measures, in each case, for our five most recently completed fiscal years. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” above.

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
									Value of Initial Fixed $100 Investment Based on:
Year(1)	SCT Total for Mr. Egan ($)(1)	SCT Total for Mr. Malloy ($)(1)	SCT Total for Mr. Sankaran ($))(1)	Comp. Actually Paid to Mr. Egan ($)(3)	Comp. Actually Paid to Mr. Malloy ($)(3)	Comp. Actually Paid to Mr. Sankaran ($)(3)	Average SCT Total for Non-PEO NEOs ($)(1)	Average Comp. Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)(4)	Comparator Group Total Shareholder Return ($)(4)	Net Income ($MMs)(5)	Core combined ratio(6)
2024	9,361,018	—	—	20,314,001	—	—	2,388,025	4,860,794	155.80	219.19	200	90.7%
2023	10,282,470	—	—	16,426,982	—	—	2,386,159	3,990,654	110.27	164.40	355	89.1%
2022	5,818,004	5,559,656	14,025,109	6,972,607	2,413,083	524,638	2,764,751	1,444,040	56.08	144.76	-387	101.5%
2021	—	4,168,265	12,374,251	—	3,786,356	8,977,855	2,794,042	2,459,819	77.28	125.88	58	99.7%
2020	—	3,254,510	—	—	1,697,106	—	1,758,356	1,527,848	90.49	103.11	144	110.3%

(1)	The following individuals are our PEOs and Non-PEO NEOs for each fiscal year:

YEAR	PEOs	Non-PEO NEOs
2024	Scott Egan*	Stephen Yendall, James J. McKinney, David E Govrin, and Rob Gibbs
2023	Scott Egan	Stephen Yendall, David E Govrin, Rob Gibbs, and Stuart Liddell
2022	Scott Egan, Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Stuart Liddell, Prashanth Gangu, David E. Govrin, David W. Junius, Stephen Yendall, and Vievette Henry
2021	Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Prashanth Gangu, David E. Govrin, David W. Junius, and Christopher Coleman
2020	Daniel Malloy	David E. Govrin, David W. Junius, Nicholas J.D. Campbell and Christopher Coleman

*	Mr. Egan has served as our CEO since September 21, 2022, when he was hired as our CEO. Mr. Malloy served as our CEO from May 17, 2022, through September 20, 2022, when he served as our interim CEO, and from May 10, 2019, through February 26, 2021, when he served as our CEO. Mr. Sankaran served as our CEO from February 26, 2021, through May 16, 2022, when he served as our CEO.

(2)	Represents the total compensation reported in the Summary Compensation Table for each PEO and the average of our Non-PEO NEOs, for the applicable fiscal year.

(3)	Represents the “compensation actually paid” to each PEO and the average to our Non-PEO NEOs, for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or Non-PEO NEOs, for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and the Non-PEO NEOs’ total compensation, for the applicable fiscal year, to determine the compensation actually paid:

	2024
Adjustments	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(3,881,200)	(1,190,157)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,296,658	1,592,850
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,117,715	2,156,662
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	419,810	211,219
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(297,804)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
TOTAL ADJUSTMENTS	10,952,983	2,472,769

(4)	“TSR” stands for Total Shareholder Return. The Peer Group TSR shown in this table uses the Dow Jones U.S. Property & Casualty Index, which we also use in the performance graph required by Item 201(e) of Regulation S-K. The total dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of a hypothetical $100 investment in the Company’s common shares and the Dow Jones U.S. Property & Casualty Index, respectively, on the last trading day of 2019, assuming reinvestment of dividends.

(5)	The dollar amounts reported represent the net income (loss), as reflected in the Company’s audited financial statement for the applicable year.

(6)	“Core combined ratio” is a non-GAAP measure and defined in Appendix A: Non-GAAP Financial Measures to this Proxy Statement.

Company Selected Measure Name		Core combined ratio
Named Executive Officers, Footnote [Text Block]

(1)	The following individuals are our PEOs and Non-PEO NEOs for each fiscal year:

YEAR	PEOs	Non-PEO NEOs
2024	Scott Egan*	Stephen Yendall, James J. McKinney, David E Govrin, and Rob Gibbs
2023	Scott Egan	Stephen Yendall, David E Govrin, Rob Gibbs, and Stuart Liddell
2022	Scott Egan, Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Stuart Liddell, Prashanth Gangu, David E. Govrin, David W. Junius, Stephen Yendall, and Vievette Henry
2021	Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Prashanth Gangu, David E. Govrin, David W. Junius, and Christopher Coleman
2020	Daniel Malloy	David E. Govrin, David W. Junius, Nicholas J.D. Campbell and Christopher Coleman

*	Mr. Egan has served as our CEO since September 21, 2022, when he was hired as our CEO. Mr. Malloy served as our CEO from May 17, 2022, through September 20, 2022, when he served as our interim CEO, and from May 10, 2019, through February 26, 2021, when he served as our CEO. Mr. Sankaran served as our CEO from February 26, 2021, through May 16, 2022, when he served as our CEO.

Peer Group Issuers, Footnote [Text Block]		“TSR” stands for Total Shareholder Return. The Peer Group TSR shown in this table uses the Dow Jones U.S. Property & Casualty Index, which we also use in the performance graph required by Item 201(e) of Regulation S-K. The total dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of a hypothetical $100 investment in the Company’s common shares and the Dow Jones U.S. Property & Casualty Index, respectively, on the last trading day of 2019, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote

	2024
Adjustments	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(3,881,200)	(1,190,157)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,296,658	1,592,850
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,117,715	2,156,662
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	419,810	211,219
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(297,804)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
TOTAL ADJUSTMENTS	10,952,983	2,472,769

Non-PEO NEO Average Total Compensation Amount	[1]	$ 2,388,025		$ 2,386,159	$ 2,764,751	$ 2,794,042	$ 1,758,356
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 4,860,794		3,990,654	1,444,040	2,459,819	1,527,848
Adjustment to Non-PEO NEO Compensation Footnote

	2024
Adjustments	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(3,881,200)	(1,190,157)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,296,658	1,592,850
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,117,715	2,156,662
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	419,810	211,219
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	(297,804)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
TOTAL ADJUSTMENTS	10,952,983	2,472,769

Compensation Actually Paid vs. Total Shareholder Return

The line graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our Non-PEO NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The line graphs below compare the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our Non-PEO NEOs, with (i) our cumulative TSR, (ii) Peer Group TSR, (iii) our Net Income, and (iv) our Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List, Table

Financial Performance Measures

The Company considers the following performance measures to have been the most important financial and strategic performance measures in linking “compensation actually paid” to the PEO and other Non-PEO NEOs for fiscal year 2024:

●	Core combined ratio;

●	Tangible NBVPS compound annualized growth rate; and

●	Cost base reduction

Total Shareholder Return Amount	[3]	$ 155.80		110.27	56.08	77.28	90.49
Peer Group Total Shareholder Return Amount	[3]	219.19		164.40	144.76	125.88	103.11
Net Income (Loss) Attributable to Parent	[4]	$ 200,000,000		$ 355,000,000	$ (387,000,000)	$ 58,000,000	$ 144,000,000
Company Selected Measure Amount	[5]	0.907		0.891	1.015	0.997	1.103
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Core combined ratio
Non-GAAP Measure Description [Text Block]		“Core combined ratio” is a non-GAAP measure and defined in Appendix A: Non-GAAP Financial Measures to this Proxy Statement.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Tangible NBVPS compound annualized growth rate
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cost base reduction
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 2,472,769
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,190,157)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,592,850
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,156,662
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		211,219
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(297,804)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	9,361,018		$ 10,282,470	$ 5,818,004
PEO Actually Paid Compensation Amount	[2]	$ 20,314,001		$ 16,426,982	$ 6,972,607
PEO Name		Scott Egan	[6]	Scott Egan	Scott Egan
Scott Egan | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 10,952,983
Scott Egan | PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,881,200)
Scott Egan | PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,296,658
Scott Egan | PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan | PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,117,715
Scott Egan | PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		419,810
Scott Egan | PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan | PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Daniel Malloy
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				$ 5,559,656	$ 4,168,265	$ 3,254,510
PEO Actually Paid Compensation Amount	[2]				$ 2,413,083	$ 3,786,356	$ 1,697,106
PEO Name					Daniel Malloy	Daniel Malloy	Daniel Malloy
Siddhartha Sankaran
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]				$ 14,025,109	$ 12,374,251
PEO Actually Paid Compensation Amount	[2]				$ 524,638	$ 8,977,855
PEO Name					Siddhartha Sankaran	Siddhartha Sankaran

[1]	The following individuals are our PEOs and Non-PEO NEOs for each fiscal year:
[2]	Represents the “compensation actually paid” to each PEO and the average to our Non-PEO NEOs, for the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to any PEO or Non-PEO NEOs, for the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO and the Non-PEO NEOs’ total compensation, for the applicable fiscal year, to determine the compensation actually paid:
[3]	“TSR” stands for Total Shareholder Return. The Peer Group TSR shown in this table uses the Dow Jones U.S. Property & Casualty Index, which we also use in the performance graph required by Item 201(e) of Regulation S-K. The total dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of a hypothetical $100 investment in the Company’s common shares and the Dow Jones U.S. Property & Casualty Index, respectively, on the last trading day of 2019, assuming reinvestment of dividends.
[4]	The dollar amounts reported represent the net income (loss), as reflected in the Company’s audited financial statement for the applicable year.
[5]	“Core combined ratio” is a non-GAAP measure and defined in Appendix A: Non-GAAP Financial Measures to this Proxy Statement.
[6]	Mr. Egan has served as our CEO since September 21, 2022, when he was hired as our CEO. Mr. Malloy served as our CEO from May 17, 2022, through September 20, 2022, when he served as our interim CEO, and from May 10, 2019, through February 26, 2021, when he served as our CEO. Mr. Sankaran served as our CEO from February 26, 2021, through May 16, 2022, when he served as our CEO.